EQUITY BASED COMPENSATION	9 Months Ended
Sep. 30, 2025
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EQUITY BASED COMPENSATION	EQUITY BASED COMPENSATION
Equity based compensation
For the years ended December 31, 2024, 2023 and 2022, the total compensation and benefits include cash based payments and equity based payments as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Compensation and benefits excluding equity based compensation	$191,435	$136,132	$127,078
Equity based compensation (1)	74,156	83,124	89,123
Total compensation and benefits (2)	$265,591	$219,256	$216,201
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(1)Excludes Deferred Share Units related to directors which is included in General and administrative expense.
(2)Net of capitalized compensation costs related to internally generated intangible assets.
The Company has awarded compensatory Class B Units, stock options and restricted stock to eligible officers and employees. For the years ended December 31, 2024, 2023 and 2022, equity based compensation included the following:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Stock options	$20,475	$23,138	$27,628
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) (1)	54,489	60,593	61,512
Compensatory Class B Unit Awards
Profit Interest Units	53	59	720
	$75,017	$83,790	$89,860
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(1)Includes expense associated with restricted stock issued in connection with the Company’s acquisition of Vision Hill.
Equity Plans
The Company has granted stock options to employees, officers, directors and consultants of the Company under the GDH Ltd. stock option plan (the “Plan”), subject to the approval of the board of directors of GDH Ltd. The exercise price of each option was not less than the market price of GDH Ltd.’s shares at the date of grant. Options granted under the Plan had a term not to exceed 5 years and are subject to vesting provisions as determined by the board of directors of GDH Ltd., who administer the Plan. On exercise of an option, the holder will receive one common share in GDH Ltd. and GDH LP will issue one Class A Unit to GDH Ltd. The maximum number of shares reserved for issuance under the Plan was fixed at 45,565,739 shares of GDH Ltd. Following the approval of the Long Term Incentive Plan, the Company no longer makes grants under the Plan and future grants will be made from the Long Term Incentive Plan. The Plan reserve has been rolled over into the Long Term Incentive Plan.
Long Term Incentive Plan
In May 2021 (subsequently amended and restated in May 2024), the Board of Directors of GDH Ltd. approved the GDH Ltd. Long Term Incentive Plan (“LTIP”) to grant stock options, stock appreciation rights, restricted stock and share units in the form of restricted share units and/or performance share units to employees, officers and consultants of GDH Ltd. and its affiliates and deferred share units to non-employee directors of GDH Ltd. and non-employee managers of the board of managers of the General Partner. Under the LTIP Plan, the exercise price of each option may not be less than the market price of GDH Ltd.’s shares at the date of grant. Options granted under the LTIP typically have a term not to exceed five years and are subject to vesting provisions as determined by the board of directors of GDH Ltd., who administer the LTIP. On exercise of an option, the holder will receive one common share in GDH Ltd. and GDH LP will issue one Class A Unit to GDH Ltd. The maximum number of shares reserved for issuance under the LTIP is fixed at 48,290,478 shares of GDH Ltd.
Non-Treasury Plan
In May 2021, the Board of Directors of the Company approved the GDH Ltd. Non-Treasury Share Unit Plan (“Non-Treasury Plan”) as a supplement to the LTIP under which grants are settled solely in cash. Share units are restricted share units or performance share units.
Stock Options
A summary of the Company’s stock option activity under the plans, including stock options with performance based conditions is set forth in the following table:

Description	Number of Options	Weighted Average Exercise Price (C$)	Weighted-Average Remaining Terms (Years)	Aggregate Intrinsic Value (in thousands)
Balance, December 31, 2021	30,413,345	$7.64	3.43	$366,012
Granted	1,565,000	19.63
Exercised	(2,627,053)	2.68
Forfeited	(1,698,749)	11.26
Balance, December 31, 2022	27,652,543	8.56	2.62	$9,594
Granted (1)	10,963,780	$6.30
Stock options replaced by replacement awards	(1,875,000)	23.08
Exercised	(5,847,020)	3.73
Forfeited	(5,485,996)	9.23
Expired / Canceled / Repurchased	(3,144,334)	14.04
Balance, December 31, 2023	22,263,973	$6.56	2.98	$76,893
Granted	2,913,051	16.66
Exercised	(3,546,327)	3.16
Forfeited	(1,521,299)	6.63
Canceled	(244,390)	11.55
Balance, December 31, 2024	19,865,008	$8.58	3.44	$230,641

Vested and expected to vest as of December 31, 2024	19,865,008	$8.58	3.44	$230,641
Options exercisable as of December 31, 2024	10,691,460	$7.37	1.66	$132,653
Vested and expected to vest as of December 31, 2023	22,263,973	$6.56	2.98	$76,893
Options exercisable as of December 31, 2023	9,712,157	$5.80	1.82	$40,427
Vested and expected to vest as of December 31, 2022	27,652,543	$8.56	2.62	$9,594
Options exercisable as of December 31, 2022	14,180,883	$4.66	2.06	$8,135
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(1)Includes stock options granted due to stock option modification.
The weighted average grant date fair value of options granted to employees was $6.99, $4.04, and $10.86 per share for the years ended December 31, 2024, 2023 and 2022, respectively. The total intrinsic value of the 3,546,327, 5,847,020, and 2,627,053 options exercised during the years ended December 31, 2024, 2023, and 2022 was $39.9 million, $14.0 million, and $19.0 million, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s units at the time of exercise and the exercise price of the stock option.
The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the GDH Ltd.’s ordinary shares on December 31, 2024 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2024.
The fair value of options vested during the years ended December 31, 2024, 2023 and 2022 was $20.3 million, $17.2 million, and $21.6 million, respectively.
Modification of stock options previously granted
Effective March 29, 2023, certain outstanding stock option awards were modified reducing the number of options and exercise price. 1,875,000 previously granted options were reduced to 1,500,000 options, and the exercise price of the modified awards was reduced to C$6.75. The incremental fair value of the replacement awards is being recognized over the modified vesting period. The impact to the years ended December 31, 2024 and 2023 was not material.
As of December 31, 2024, the total unamortized stock-based compensation expense related to the stock options was $34.2 million, which will be recognized over a weighted-average period of approximately 4.4 years.
Stock Option Valuation Assumptions
The fair value of the options granted was measured using the Black-Scholes option pricing model with the following weighted average inputs:

Inputs to the Black-Scholes Model	December 31, 2024	December 31, 2023	December 31, 2022
Share price	C$12.41 - C$27.45	C$4.77 - C$7.43	C$4.83 - C$20.40
Exercise price	C$10.00 - C$37.38	C$4.19 - C$8.06	C$5.39 - C$21.30
Expected term (in years)	5	5	5
Expected volatility	85% - 90%	80% - 90%	98% - 120%
Risk-free interest rate	2.8% - 3.8%	3.00% - 3.96%	2.48% - 3.00%
Dividend yield	0%	0%	0%
The assumptions used in the Black-Scholes option pricing model were determined as follows:
Share price. The closing price of GDH Ltd. shares on the respective grant dates was used.
Expected Term. Full term of the options was used as the expected term.
Expected Volatility. In estimating the expected volatility of the underlying stock price, the Company considered historical volatility of GDH Ltd.’s shares, implied volatility from traded options, volatility of comparable companies, and industry indices.
Risk-free Interest Rate. The risk-free interest rate was calculated by interpolating government bond yields over the expected terms of the respective option grants.
Dividend Yield. GDH Ltd. has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and therefore, used an expected dividend yield of zero.
The Company has made a policy election to recognize forfeitures of awards as they occur.
Compensatory Class B Unit Awards
The Company has awarded Class B Unit awards to eligible officers and employees. The Class B Units granted are typically comprised of subtype R units (“Standard Units”) and subtype P units (“Profit Interest Units”). Class B Units typically vest over periods ranging from two to four years and are expensed using the straight-line method over the requisite service period.
The following table summarizes the activity related to the compensatory Class B Units during the respective periods:

Description	Class B Units	Weighted-Average Grant Date Fair Value (C$)
Balance, December 31, 2021	14,890,203	$1.81
Granted/ Transferred	—	—
Exchanged / Redeemed	(4,097,259)	1.98
Forfeited	—
Balance, December 31, 2022	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	—	—
Forfeited	—	—
Balance December 31, 2023	10,792,944	$1.49
Granted/ Transferred	—	—
Exchanged	(81,357)	1.65
Forfeited	—	—
Balance December 31, 2024	10,711,587	$1.49

Class B Units exercisable, December 31, 2024	10,711,587	$1.49
Class B Units exercisable, December 31, 2023	10,777,718	$1.49
The fair values of units vested during the years ended December 31, 2024, 2023 and 2022 were $0.3 million, $0.1 million, and $1.8 million, respectively. As of December 31, 2024, there was no unamortized stock-based compensation expense related to the Class B Units.
Standard Units valuation assumptions
The fair value of the Standard Units has been determined to be the closing stock price of GDH Ltd. shares on the date of grant.
Profits Interest Units valuation assumptions
The Profit Interest Units receive “catch up” allocations with respect to book income which enable such units to accumulate capital accounts equal to those of Standard Units. Initially, the Profit Interest Units will have a capital account balance of $0, which will be adjusted upon a liquidation or capital event, or when the capital accounts of the GDH LP unit holders are marked to market to reflect the fair value of GDH LP’s assets. Such “catch up” allocations will terminate once the Profit Interest Units have accumulated capital accounts equal to those of other Standard Units. Once a Profit Interest Unit has vested and has been fully “caught up,” such Profit Interest Unit may be exchanged for one share of GDH Ltd. for no additional consideration. The fair value of the Profit Interest Units was estimated using the probability-weighted expected return method. In applying this method, a payoff was determined for a Profit Interest Unit under three potential scenarios, each payoff was weighted by an estimated probability of the corresponding scenario and then the probability-weighted payoffs were discounted to the date of grant and summed. The scenarios, probabilities and other inputs into the model were selected using professional judgment, considering, among other things, the results of a one-period trinomial model, the results of a standard Black-Scholes option pricing model under different assumptions and the estimated fair value of a common share of GDH Ltd.
There were no Class B units granted during the year ended December 31, 2024, 2023 and 2022.
Restricted Stock
On May 19, 2021, the Company granted 845,428 restricted shares as part of the business combination with Vision Hill. The restricted shares vested over approximately 3 years and were expensed using the straight-line method over the requisite service period. All granted restricted shares were fully vested as of June 30, 2024.
The following table summarizes the activity related to Restricted Stock during the respective periods:

Description	Number of Units	Weighted Average Grant Price (C$)
Balance, December 31, 2021	1,925,399	$11.39
Vested	(281,809)	19.11
Balance, December 31, 2022	1,643,590	$10.07
Vested	(736,782)	10.61
Forfeited	(625,000)	5.35
Balance, December 31, 2023	281,808	$19.11
Vested	(281,808)	19.11
Forfeited	—	—
Balance, December 31, 2024	—	$—
As of December 31, 2024, there was no unamortized stock-based compensation expense related to unvested restricted stock.
Restricted Share Units
Restricted share units vest over approximately 3-4 years and are expensed using the straight-line method over the requisite service period. The Company accounts for forfeitures as they occur.
The following table summarizes the activity related to Restricted Share Units during the respective periods:

Description	Number of Units (1)	Weighted Average Grant Price (C$)
Balance, December 31, 2021	7,833,659	$23.32
Granted (1)	6,718,554	18.13
Exercised	(1,425,013)	22.99
Forfeited/ Cancelled	(1,664,283)	22.04
Balance, December 31, 2022	11,462,917	$20.50
Granted (1)	4,983,339	4.92
Exercised	(3,036,166)	19.20
Forfeited/ Cancelled	(2,206,466)	18.31
Balance, December 31, 2023	11,203,624	$14.36
Granted (1)	3,439,035	14.85
Exercised	(3,668,309)	15.44
Forfeited/ Cancelled	(964,777)	14.17
Balance, December 31, 2024	10,009,573	$14.15

Units vested as of December 31, 2024	4,066,372	$15.07
Units vested as of December 31, 2023	3,281,195	$18.47
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(1)Includes deferred share units granted to the directors as part of annual compensation.
As of December 31, 2024, there was $48.4 million of unamortized stock-based compensation expense related to unvested restricted share units, which is expected to be recognized over a weighted average period of 2.4 years.
During the years ended December 31, 2024, 2023 and 2022, the Company granted 240,164, 375,783 and 830,305 restricted share units, respectively, under the Non-Treasury Share Unit Plan which will be settled in cash. The restricted share units vest over three to four years with varying vesting schedules and had a fair value of $2.7 million, $1.2 million and $10.1 million at grant date for the years ended December 31, 2024, 2023 and 2022, respectively. The outstanding liability related to cash settled units as of December 31, 2024 and 2023 was $10.2 million and $4.3 million, respectively.
During the years ended December 31, 2024 and 2023, the Company granted 242,498 and 299,151 Stock Appreciation Rights ("SARs"), respectively, under the LTIP which will be settled in cash. The SARs vest over three years and had a weighted average grant date fair value of $1.5 million and $0.5 million for the years ended December 31, 2024 and 2023, respectively. The outstanding liability as of December 31, 2024 and 2023 related to the SARs was $1.7 million and $1.0 million, respectively.

Income tax benefits related to equity based compensation recognized in the Company's consolidated statement of operations for the years ended December 31, 2024, 2023 and 2022 were $2.3 million, $0.7 million, and $3.7 million, respectively.